SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes In Accumulated Balances Of Other Comprehensive Income, Net Of Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 15,576	$ 15,457
Other comprehensive income (loss) before reclassifications	(2,179)
Amounts reclassified from AOCI	718
Net current period other comprehensive income	(1,461)	119	888	888
Ending balance	14,115	15,576	15,457
Unrealized gains (losses) in derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(945)
Other comprehensive income (loss) before reclassifications	(1,276)
Amounts reclassified from AOCI	718
Net current period other comprehensive income	(558)
Ending balance	(1,503)
Deferred pension items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(190)
Other comprehensive income (loss) before reclassifications	(97)
Amounts reclassified from AOCI
Net current period other comprehensive income	(97)
Ending balance	(287)
Accumulated foreign currency translation differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	16,711
Other comprehensive income (loss) before reclassifications	(806)
Amounts reclassified from AOCI
Net current period other comprehensive income	(806)
Ending balance	$ 15,905